Leases - Schedule of Lease Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance Lease Cost:
Amortiztion of right-of-use assets		$ 11,583
Interest on lease liabilities		523
Total finance lease cost		$ 12,106